Stockholders' Deficiency (Tables)	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Note 7 – Stockholders’ Deficiency

Common Stock and Warrant Offerings

During the six months ended June 30, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company aggregate net proceeds of $3,012,846 (gross proceeds of $3,067,996 less issuance costs of $55,150) in exchange for 4,090,661 units. Each unit was sold for $0.75 per unit and consisted of one share of common stock and an immediately vested five-year warrant to purchase one share of common stock at an exercise price of $0.75 per share. The warrants carried provisions that were deemed to be “down round” price protection features. As a result, during the six months ended June 30, 2014, the Company reclassified $1,499,000 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

Stock-Based Compensation

On July 7, 2014, the Board of Directors resolved to issue 100,000 shares of common stock to a service provider in connection with the June 30, 2014 completion of the Share Exchange. The Company recognized the $43,000 value of the award as stock-based compensation expense during the three months ended June 30, 2014, which was the service period. See Note 9 – Subsequent Events for additional information regarding the common stock award.

Stock Warrants

A summary of the warrant activity during the six months ended June 30, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, December 31, 2013	2,812,498	$0.21
Granted	6,090,661	0.75
Exercised	-	-
Forfeited	-	-
Outstanding, June 30, 2014	8,903,159	$0.58	5.1	$815,490

Exercisable, June 30, 2014	6,859,324	$0.75	4.7	$-

The following table presents information related to stock warrants at June 30, 2014:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$0.001	2,043,835	-	-
$0.750	6,859,324	4.7	6,859,324
	8,903,159	4.7	6,859,324

Schedule Of Share Based Compensation Stock Warrant [Table Text Block]
The following table presents information related to stock warrants at June 30, 2014:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$0.001	2,043,835	-	-
$0.750	6,859,324	4.7	6,859,324
	8,903,159	4.7	6,859,324